Net Unrealized Gains On Available -For-Sale Securities (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	$ 22,517	$ 5,000	$ 16,656	$ 10,347
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	47,171	13,608	41,419	30,576
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(12,529)	(5,916)	(15,794)	(14,657)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (12,125)	$ (2,692)	$ (8,969)	$ (5,572)